Condensed Statement of Cash Flows (USD $)	3 Months Ended	7 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (66,519,789)	$ (25,097,268)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation	66,834,609	22,800,000
Debt discount and deferred issuance cost amortization		12,560
Gain on non-cash settlement of accrued expenses	(809,714)
Change in prepaid professional fees	(2,420)
Change in accounts payable	163,757	460,530
Change in accrued expenses	0	496,754
Change in related party accounts payable	0	272,465
Change in accrued payroll	241,435	495,167
Net cash used in operating activities	(92,122)	(559,792)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	95,850
Proceeds from related party notes payable		560,000
Net cash provided by financing activities	95,850	560,000
Net increase in cash	3,728	208
Cash at beginning of the period	208	0
Cash at end of the period	3,936	208
Supplementary Disclosures of Cash Flow Information
Cash paid for income taxes	0	0
Cash paid for interest	$ 0	$ 0